UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07548

Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	March 31, 2006

Date of reporting period:	December 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments December 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.0%)

	Australia (2.1%)
	Beverages: Alcoholic
1,989,577	Foster’s Group Ltd.	$8,140,979

	Construction Materials
1,395,134	Boral Ltd.	8,286,719

	Major Banks
555,835	National Australia Bank Ltd.	13,206,039
	Total Australia	29,633,737

	Bermuda (2.5%)
	Industrial Conglomerates
1,193,240	Tyco International Ltd.	34,436,906

	Cayman Islands (0.8%)
	Property - Casualty Insurers
173,620	XL Capital Ltd. (Class A)	11,698,516

	France (6.0%)
	Construction Materials
177,790	Lafarge S.A.	15,990,148

	Integrated Oil
99,089	Total S.A.	24,882,980

	Major Banks
257,867	BNP Paribas S.A.	20,857,673

	Pharmaceuticals: Major
245,492	Sanofi-Aventis	21,498,127
	Total France	83,228,928

	Germany (1.6%)
	Chemicals: Major Diversified
104,912	BASF AG	8,033,932

	Motor Vehicles
324,720	Bayerische Motoren Werke (BMW) AG	14,237,339
	Total Germany	22,271,271

	Hong Kong (0.6%)
	Electric Utilities
1,621,500	Hong Kong Electric Holdings Ltd.	8,029,609

	Ireland (2.3%)
	Food: Specialty/Candy
558,547	Kerry Group PLC (A Shares)	12,367,020

	Major Banks
1,241,364	Bank of Ireland	19,552,791
	Total Ireland	31,919,811

	Italy (3.3%)
	Integrated Oil
974,740	ENI SpA	27,026,676

	Major Telecommunications
7,650,481	Telecom Italia SpA - RNC	18,967,248
	Total Italy	45,993,924

	Japan (9.0%)
	Electrical Products
1,310,600	Sumitomo Electric Industries, Ltd.	19,892,242

	Electronic Equipment/Instruments
328,200	Canon Inc.	19,191,356

	Electronics/Appliances
424,500	Fuji Photo Film Co., Ltd.	14,030,085

	Household/Personal Care
637,000	Kao Corp.	17,058,644

	Motor Vehicles
147,500	Toyota Motor Corp.	7,650,000

	Pharmaceuticals: Major
427,900	Takeda Pharmaceutical Co., Ltd.	23,135,610

	Pharmaceuticals: Other
387,500	Astellas Pharma Inc.	15,105,932

	Property - Casualty Insurers
734,000	Mitsui Sumitomo Insurance Co., Ltd.	8,975,949
	Total Japan	125,039,818

	Netherlands (4.5%)
	Food: Major Diversified
192,889	Unilever NV (Share Certificates)	13,205,121

	Industrial Conglomerates
217,692	Koninklijke (Royal) Philips Electronics NV	6,762,439

	Integrated Oil
520,844	Royal Dutch Shell PLC (ADR) (Class A)	32,026,698

	Publishing: Books/Magazines
520,365	Wolters Kluwer NV (Share Certificates)	10,517,863
	Total Netherlands	62,512,121

	New Zealand (0.9%)
	Major Telecommunications
3,187,382	Telecom Corporation of New Zealand Ltd.	13,072,168

	South Korea (0.8%)
	Wireless Telecommunications
534,897	SK Telecom Co., Ltd. (ADR)	10,853,060

	Spain (2.1%)
	Major Banks
799,563	Banco Bilbao Vizcaya Argentaria, S.A.	14,268,739

	Major Telecommunications
942,850	Telefonica S.A.	14,181,420
	Total Spain	28,450,159

	Switzerland (4.1%)
	Chemicals: Agricultural
126,842	Syngenta AG*	15,780,450

	Financial Conglomerates
177,453	UBS AG (Registered Shares)	16,891,927

	Food: Major Diversified
59,006	Nestle S.A. (Registered Shares)	17,645,227

	Pharmaceuticals: Major
126,100	Novartis AG (Registered Shares)	6,625,479
	Total Switzerland	56,943,083

	Taiwan (0.8%)
	Major Telecommunications
573,039	Chunghwa Telecom Co., Ltd. (ADR)	10,515,266

	United Kingdom (19.6%)
	Advertising/Marketing Services
724,714	WPP Group PLC	7,841,447

	Aerospace & Defense
3,395,913	Rolls-Royce Group PLC*	24,973,052
116,750,401	Rolls-Royce Group PLC (B Shares)	200,834
		25,173,886
	Beverages: Alcoholic
1,206,759	Diageo PLC	17,489,178

	Food Retail
4,572,061	Morrison (W.M.) Supermarkets PLC	15,218,503

	Food: Specialty/Candy
2,965,356	Cadbury Schweppes PLC	28,030,025

	Household/Personal Care
101,682	Reckitt Benckiser PLC	3,358,337

	Investment Managers
1,045,060	Amvescap PLC	7,945,888

	Major Banks
1,831,315	Barclays PLC	19,247,893
744,631	Royal Bank of Scotland Group PLC	22,480,045
		41,727,938
	Miscellaneous Commercial Services
2,033,457	Rentokil Initial PLC	5,719,153

	Other Transportation
904,632	BAA PLC	9,757,048

	Pharmaceuticals: Major
1,523,541	GlaxoSmithKline PLC	38,499,482

	Publishing: Books/Magazines
2,534,332	Reed Elsevier PLC	23,803,186

	Tobacco
845,434	Imperial Tobacco Group PLC	25,261,461

	Wireless Telecommunications
9,926,017	Vodafone Group PLC	21,428,792
	Total United Kingdom	271,254,324

	United States (36.0%)
	Aerospace & Defense
567,844	Boeing Co.	39,885,363
63,043	General Dynamics Corp.	7,190,054
204,062	Northrop Grumman Corp.	12,266,167
		59,341,584
	Aluminum
387,275	Alcoa, Inc.	11,451,722

	Computer Processing Hardware
710,328	Hewlett-Packard Co.	20,336,691

	Data Processing Services
351,153	First Data Corp.	15,103,091

	Electric Utilities
369,192	American Electric Power Co., Inc.	13,693,331

	Finance/Rental/Leasing
328,837	Freddie Mac	21,489,498

	Financial Conglomerates
1,257,649	Citigroup, Inc.	61,033,706

	Information Technology Services
398,552	International Business Machines Corp.	32,760,974

	Integrated Oil
299,629	Chevron Corp.	17,009,938
109,076	Exxon Mobil Corp.	6,126,799
		23,136,737
	Investment Banks/Brokers
292,755	Merrill Lynch & Co., Inc.	19,828,296

	Investment Managers
516,930	Mellon Financial Corp.	17,704,852

	Major Telecommunications
297,563	AT&T Inc.	7,287,318
429,785	Verizon Communications Inc.	12,945,124
		20,232,442
	Multi-Line Insurance
125,472	American International Group, Inc.	8,560,955

	Pharmaceuticals: Major
686,709	Bristol-Myers Squibb Co.	15,780,573
993,988	Pfizer, Inc.	23,179,800
1,385,469	Schering-Plough Corp.	28,887,029
676,063	Wyeth	31,146,222
		98,993,624
	Property - Casualty Insurers
439,317	St. Paul Travelers Companies, Inc. (The)	19,624,290

	Publishing: Newspapers
217,273	New York Times Co. (The) (Class A)	5,746,871

	Restaurants
515,605	McDonald’s Corp.	17,386,201

	Tobacco
429,943	Altria Group, Inc.	32,125,341
	Total United States	498,550,206

	Total Common Stocks (Cost $1,026,829,482)	1,344,402,907

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (2.9%)
	REPURCHASE AGREEMENT
$40,699	Joint repurchase agreement account 4.25% due 01/03/2006 (dated 12/30/2005; proceeds $40,718,219) (a) (Cost $40,699,000)		40,699,000

	Total Investments (Cost $1,067,528,482) (b)	99.9%	1,385,101,907
	Other Assets in Excess of Liabilities	0.1	1,493,531
	Net Assets	100.0%	$1,386,595,438

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $343,985,456 and the aggregate gross unrealized depreciation is $26,412,031, resulting in net unrealized appreciation of $317,573,425.

Morgan Stanley Global Dividend Growth Securities

Summary of Investments December 31, 2005 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Pharmaceuticals: Major	$188,752,322	13.6%
Major Banks	109,613,180	7.9
Integrated Oil	107,073,091	7.7
Aerospace & Defense	84,515,470	6.1
Financial Conglomerates	77,925,633	5.6
Major Telecommunications	76,968,544	5.6
Tobacco	57,386,802	4.1
Industrial Conglomerates	41,199,345	3.0
Repurchase Agreement	40,699,000	2.9
Food: Specialty/Candy	40,397,045	2.9
Property - Casualty Insurers	40,298,755	2.9
Publishing: Books/Magazines	34,321,049	2.5
Information Technology Services	32,760,974	2.4
Wireless Telecommunications	32,281,852	2.3
Food: Major Diversified	30,850,348	2.2
Investment Managers	25,650,740	1.9
Beverages: Alcoholic	25,630,157	1.8
Construction Materials	24,276,867	1.8
Motor Vehicles	21,887,339	1.6
Electric Utilities	21,722,940	1.6
Finance/Rental/Leasing	21,489,498	1.5
Household/Personal Care	20,416,981	1.5
Computer Processing Hardware	20,336,691	1.5
Electrical Products	19,892,242	1.4
Investment Banks/Brokers	19,828,296	1.4
Electronic Equipment/Instruments	19,191,356	1.4
Restaurants	17,386,201	1.3
Chemicals: Agricultural	15,780,450	1.1
Food Retail	15,218,503	1.1
Pharmaceuticals: Other	15,105,932	1.1
Data Processing Services	15,103,091	1.1
Electronics/Appliances	14,030,085	1.0
Aluminum	11,451,722	0.8
Other Transportation	9,757,048	0.7
Multi-Line Insurance	8,560,955	0.6
Chemicals: Major Diversified	8,033,932	0.6
Advertising/Marketing Services	7,841,447	0.6
Publishing: Newspapers	5,746,871	0.4
Miscellaneous Commercial Services	5,719,153	0.4

	$1,385,101,907	99.9%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 09, 2006